UNAUDITED CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 316,023	$ 799,808
Prepaid expenses	171,026	302,590
Total Current Assets	487,049	1,102,398
Property and Equipment
Total Assets	32,482,752	129,523,613
Current liabilities:
Accounts payable	990,587	16,862
Income tax payable	39,340	0
Total Current Liabilities	1,612,686	114,211
Long-Term Liabilities
Total Liabilities	3,602,665	2,150,469
Commitments and Contingencies
Redeemable Preferred Stock
Common stock subject to possible redemption, $0.0001 par value; 3,093,348 and 12,650,000 shares at approximately $10.25 and $10.15 per share at September 30, 2022 and December 31, 2021, respectively		128,397,500
Equity
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,162,500 shares issued and outstanding (excluding 3,093,348 and 12,650,000 shares subject to possible redemption) at September 30, 2022 and December 31, 2021, respectively	317	317
Additional paid-in capital	0	0
Accumulated deficit	(2,826,593)	(1,024,673)
Total Stockholders' Deficit	(2,826,276)	(1,024,356)
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	32,482,752	129,523,613
New Dragonfly
Current assets:
Cash	10,517,000	25,586,000
Restricted cash	3,044,000	3,044,000
Accounts receivable, net of allowance for doubtful accounts	3,820,000	783,000
Inventory	39,487,000	27,127,000
Prepaid expenses	1,552,000	293,000
Prepaid inventory	3,729,000	7,461,000
Prepaid income tax	296,000	0
Other current assets	3,901,000	1,787,000
Total Current Assets	66,346,000	66,081,000
Property and Equipment
Machinery and equipment	9,004,000	3,615,000
Office furniture and equipment	275,000	201,000
Leasehold improvements	1,709,000	1,307,000
Vehicle	234,000	195,000
Property and Equipment, gross	11,222,000	5,318,000
Less accumulated depreciation and amortization	(1,406,000)	(857,000)
Property and Equipment, Net	9,816,000	4,461,000
Operating lease right of use asset	4,878,000	5,709,000
Deferred tax asset	1,254,000	0
Total Assets	82,294,000	76,251,000
Current liabilities:
Accounts payable	6,477,000	11,360,000
Accrued payroll and other liabilities	4,374,000	2,608,000
Customer deposits	287,000	434,000
Income tax payable	0	631,000
Notes payable- current portion net of debt issuance costs	16,529,000	1,875,000
Operating lease liability, current portion	1,157,000	1,082,000
Total Current Liabilities	28,824,000	17,990,000
Long-Term Liabilities
Notes payable-noncurrent, net of debt issuance costs	24,182,000	37,053,000
Deferred tax liabilities	0	453,000
Operating lease liability, net of current portion	3,821,000	4,694,000
Total Long-Term Liabilities	28,003,000	42,200,000
Total Liabilities	56,827,000	60,190,000
Commitments and Contingencies
Redeemable Preferred Stock
Common stock subject to possible redemption, $0.0001 par value; 3,093,348 and 12,650,000 shares at approximately $10.25 and $10.15 per share at September 30, 2022 and December 31, 2021, respectively	2,000,000	2,000,000
Equity
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,162,500 shares issued and outstanding (excluding 3,093,348 and 12,650,000 shares subject to possible redemption) at September 30, 2022 and December 31, 2021, respectively	5,000	4,000
Additional paid-in capital	18,480,000	1,619,000
Accumulated deficit	4,982,000	12,438,000
Total Stockholders' Deficit	23,467,000	14,061,000
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	$ 82,294,000	$ 76,251,000